COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leased computer equipment	$ 2,487	$ 1,479
Less accumulated depreciation	(946)	(379)
Net	$ 1,541	$ 1,100